Income Taxes (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Income (loss) before income taxes	¥ 179,774	¥ (414,481)	¥ (626,689)
Income taxes
Current	30,809	24,767	19,745
Deferred		551,483	(107,264)
Total	¥ 30,809	¥ 576,250	¥ (87,519)
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory tax rate	30.60%	30.60%	30.60%
Change in valuation allowance	(32.70%)	(155.90%)	(13.20%)
Nondeductible expenses		(1.10%)	(0.30%)
Inhabitant tax-per capita*		(3.90%)	(3.20%)
Stock-based compensation		(14.50%)
Use of operating loss carryforwards		3.90%
Other-net	19.20%	1.90%	0.10%
Effective income tax rate	17.10%	(139.00%)	14.00%